RELATED-PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Transactions with Joint Venture, Associates, and Unconsolidated Entities

Transactions with joint venture, associates, and unconsolidated entities

	2017	2016
Accounts receivable and other assets	5,929	5,328
Other entities	5,929	5,328

	2017	2016
Accounts payable and other liabilities	67,654	87,085
Hispamar	62,094	79,354
Other entities	5,560	7,731

	2017	2016
Revenue
Revenue from services rendered	119	86
Other entities	119	86

	2017	2016
Costs/expenses
Operating costs and expenses	(215,079)	(258,114)
Hispamar	(185,223)	(220,951)
Other entities	(29,856)	(37,163)